SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the year ended December 31, 2025
	Skincare Products & Service	Quality Food Products Platform	Technical Service	Total
Revenues	$7,081,133	$-	$-	$7,081,133
Cost of goods sold	6,366,842	-	-	6,366,842
Gross profit	714,291	-	-	714,291
Depreciation and amortization	2,892,632	-	-	2,892,632
Capital expenditures	41,042,250	-	-	41,042,250
Loss from operations	(8,788,595)	-	-	(8,788,595)
Income tax expenses	-	-	-	-
Segment loss	(16,633,230)	-	(1,559,073)	(18,192,303)
Segment assets	$50,733,926	-	$19	50,733,945

	For the year ended December 31, 2024
	Skincare Products & Service	Quality Food Products Platform	Technical Service	Total
Revenues	$86,390	$72,095	$-	$158,485
Cost of goods sold	42,236	49,118	-	91,354
Gross profit	44,154	22,977	-	67,131
Depreciation and amortization	-	127,051	-	127,051
Capital expenditures	-	-	943,376	943,376
Loss from operations	(1,374,952)	(652,701)	(19,364)	(2,047,017)
Income tax expenses	-	-	(372,564)	(372,564)
Segment gain(loss)	6,606,260	(395,303)	(1,096,273)	5,114,684
Segment assets	$58,988,664	-	1,956,471	60,945,135

	For the year ended December 31, 2023
	Quality Food Products Platform	Technical Service	Total
Revenues	$2,513,483	$8,463,946	$10,977,429
Cost of goods sold	750,383	7,643,981	8,394,364
Gross profit	1,763,100	819,965	2,583,065
Depreciation and amortization	183,097	-	183,097
Capital expenditures	5,539	-	5,539
(Loss) income from operations	(2,106,150)	589,364	(1,516,786)
Income tax expenses	927	206,313	207,240
Segment loss	(9,775,749)	(6,536,956)	(16,312,705)
Segment assets	$17,657,856	$2,926,423	$20,584,279